Other Accounts Receivable and Prepaid Expenses (Details) - Schedule of other accounts receivable and prepaid expenses - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other accounts receivable and prepaid expenses [Abstract]
Government authorities	$ 48	$ 18
Prepaid expenses and others	881	1,039
Total	$ 929	$ 1,057